Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to the Grant of Equity Awards Close in Time to the Release of Material Nonpublic Information
We have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. We do not have a formal policy regarding the timing of awards of options in relation to the disclosure of material nonpublic information. The Board does not grant option awards as part of its annual grant of long-term incentive awards or on any predetermined schedule. Instead, the Board may grant option awards from time to time in its discretion on an ad hoc basis in connection with significant projects, initiatives and/or goals. The Board and the compensation committee take into account all available information, which may include material nonpublic information, when determining the timing and terms of such an award. The timing of an option award depends upon the timing of the related significant project, initiative and/or goal, which significant project, initiative and/or goal may itself be material nonpublic information. The number of options granted, the exercise price, the vesting date and the expiration date of the option awards are determined with the goals of awarding executives for their achievements and incentivizing future performance. The Board and the compensation committee take into account all available information, including material nonpublic information, to align the terms of the option awards with those goals.

Award Timing Method	We do not have a formal policy regarding the timing of awards of options in relation to the disclosure of material nonpublic information. The Board does not grant option awards as part of its annual grant of long-term incentive awards or on any predetermined schedule. Instead, the Board may grant option awards from time to time in its discretion on an ad hoc basis in connection with significant projects, initiatives and/or goals. The Board and the compensation committee take into account all available information, which may include material nonpublic information, when determining the timing and terms of such an award. The timing of an option award depends upon the timing of the related significant project, initiative and/or goal, which significant project, initiative and/or goal may itself be material nonpublic information. The number of options granted, the exercise price, the vesting date and the expiration date of the option awards are determined with the goals of awarding executives for their achievements and incentivizing future performance.
Award Timing Predetermined	false
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	We have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.The Board and the compensation committee take into account all available information, including material nonpublic information, to align the terms of the option awards with those goals.
MNPI Disclosure Timed for Compensation Value	false